EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND

Supplement to Prospectus dated June 1, 2021

1.    The following replaces “Portfolio Manager.” under “Management” in “Fund Summary”:

Portfolio Managers

Cynthia J. Clemson, Vice President of BMR, has managed the Fund since September 2004.

William J. Delahunty, Jr., Vice President of BMR, has managed the Fund since October 1, 2021.

2.    The following replaces the seventh paragraph under “Management.” in “Management and Organization”:

Cynthia J. Clemson and William J. Delahunty, Jr. are the portfolio managers of the Fund. Ms. Clemson has been a portfolio manager of the Fund since September 2004 and Mr. Delahunty has been a portfolio manager of the Fund since October 1, 2021. Ms. Clemson is a Vice President of Eaton Vance and BMR and has managed other Eaton Vance portfolios for more than five years. Mr. Delahunty is a Vice President of Eaton Vance and BMR, manages other Eaton Vance portfolios and has been a member of the Eaton Vance municipals team for more than five years.

October 1, 2021	39666 10.1.21

EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND

Supplement to Statement of Additional Information dated June 1, 2021

The following replaces the first and second paragraphs and the tables under “Portfolio Manager.” in “Investment Advisory and Administrative Services”:

Portfolio Managers. The portfolio managers of the Fund are listed below. The following table shows, as of the Fund’s most recent fiscal year end, the number of accounts the portfolio managers managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Cynthia J. Clemson
Registered Investment Companies	10	$4,645.1	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	$250.6	0	$0
William J. Delahunty, Jr.[1]
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

1 As of July 31, 2021.

The following table shows the dollar range of equity securities beneficially owned in the Fund by its portfolio manager(s) as of the Fund’s most recent fiscal year ended January 31, 2021 and in the Eaton Vance family of funds as of December 31, 2020.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Cynthia J. Clemson	$50,001 - $100,000	Over $1,000,000
William J. Delahunty, Jr.[1]	None	Over $1,000,000

1 As of July 31, 2021.

October 1, 2021